Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFBX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFHX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHRX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHTX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHEX